Acquisition of Alternative Solutions, LLC (Tables)	3 Months Ended
Aug. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The acquisition date estimated fair value of the consideration transferred totaled $27,975,650, which consisted of the following:

Initial purchase price	$2,050,000
Cash paid in connection with transaction	5,995,543
Note payable	3,810,820
Contingent consideration	678,111
Common stock	15,441,176
Total purchase price	$27,975,650

Net tangible assets	$595,151
Intangible assets	1,637,600
Goodwill	25,742,899
Total purchase price	$27,975,650

Business Acquisition, Pro Forma Information [Table Text Block]
The following table sets forth the unaudited pro forma results of the Company as if the acquisition of the Oasis LLCs was effective on the first day of each of the three months periods presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

	Three months ended August 31,
	2018	2017
	(unaudited	(unaudited)
Revenues	$1,655,744	$1,383,192
Net loss	$(12,016,196)	$(8,742,167)
Basic net income per share	$(0.18)	$(0.16)
Diluted net income per share	$(0.18)	$(0.16)
Weighted average shares - basic	67,913,333	56,199,550
Weighted average shares - diluted	67,913,333	56,199,550